Consolidated Statement Of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement Of Earnings [Abstract]
Revenues, Net of Royalties	$ 4,422	$ 8,019	$ 5,858
Expenses
Production, mineral and other taxes	144	210	173
Transportation and processing	1,252	1,496	1,467
Operating	723	667	829
Purchased product	323	1,191	441
Depreciation, depletion and amortization	1,488	1,745	1,565
Impairments	6,473	0	21
Accretion of asset retirement obligation	45	52	53
Administrative	275	327	439
Interest	614	654	563
Foreign exchange (gain) loss, net	1,082	403	325
(Gain) loss on divestitures	(14)	(3,426)	(7)
Other	27	71	1
Total Expenses	12,432	3,390	5,870
Net Earnings (Loss) Before Income Tax	(8,010)	4,629	(12)
Income tax expense (recovery)	(2,845)	1,203	(248)
Net Earnings (Loss)	(5,165)	3,426	236
Net earnings attributable to noncontrolling interest		34
Net Earnings (Loss) Attributable to Common Shareholders	$ (5,165)	$ 3,392	$ 236
Net Earnings (Loss) per Common Share
Earnings Per Share, Basic and Diluted	$ (6.28)	$ 4.58	$ 0.32